Cover	3 Months Ended
Mar. 31, 2023
Cover [Abstract]
Document Type	S-1
Amendment Flag	false
Entity Registrant Name	Soul Biotechnology Corp.
Entity Central Index Key	0001726822
Entity Tax Identification Number	82-3155323
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Fourth Ave. N
Entity Address, City or Town	Saskatchewan
Entity Address, Postal Zip Code	S3N 2V7
City Area Code	(306)
Local Phone Number	563-4123
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false